Other Commitments and Contingencies and Derivatives	12 Months Ended
Dec. 31, 2013
Commitments And Contingencies Disclosure [Abstract]
Other Commitments and Contingencies and Derivatives
10.	OTHER COMMITMENTS AND CONTINGENCIES AND DERIVATIVES

In the normal course of business, there are outstanding commitments and contingencies which are not reflected in the accompanying consolidated financial statements.

Loan Commitments

The Company is party to financial instruments with off-balance sheet risk in the normal course of business to meet the financing needs of its customers and to reduce its own exposure to fluctuations in interest rates. The instruments involve, to varying degrees, elements of credit and interest rate risk in excess of the amount recognized in the accompanying consolidated balance sheets. The contract amounts of those instruments reflect the extent of involvement the Company has in particular classes of financial instruments.

The Company’s exposure to credit loss in the event of nonperformance by the counterparty to the financial instrument for loan commitments is represented by the contractual amount of those instruments. The Company uses the same credit policies in making commitments as it does for on-balance sheet instruments.

A summary of outstanding financial instruments whose contract amounts represent credit risk is as follows:

	December 31,
	2013	2012
	(In thousands)
Unadvanced portion of existing loans:
Construction	$239,977	$166,482
Home equity line of credit	37,422	39,698
Other lines and letters of credit	104,956	56,174
Commitments to originate:
One- to four-family	11,592	17,752
Commercial real estate	92,526	51,540
Construction	83,439	83,078
Commercial business loans	39,928	24,355
Other loans	3,749	205

Total loan commitments outstanding	$613,589	$439,284

Commitments to originate loans are agreements to lend to a customer provided there is no violation of any condition established in the contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a fee. Since a portion of the commitments are expected to expire without being drawn upon, the total commitments do not necessarily represent future cash requirements. The Company evaluates each customer’s credit worthiness on a case by case basis. The amount of collateral obtained, if deemed necessary by the Company for the extension of credit, is based upon management’s credit evaluation of the borrower. Collateral held includes, but is not limited to, residential real estate and deposit accounts.

Unfunded commitments under lines of credit are commitments for possible future extensions of credit to existing customers. These lines of credit are collateralized if deemed necessary and usually do not contain a specified maturity date and may not be drawn upon to the total extent to which the Company is committed. Letters of credit are conditional commitments issued by the Company to guarantee the performance of a customer to a third party. Those letters of credit are primarily issued to support borrowing arrangements. The credit risk involved in issuing letters of credit is essentially the same as that involved in extending loan facilities to customers.

Derivative Financial Instruments

The Company is a party to interest rate derivatives that are not designated as hedging instruments. These derivatives relate to interest rate swaps that the Company enters into with commercial business customers to synthetically convert their loans from a variable rate to a fixed rate. The Company pays interest to the customer at a floating rate on the notional amount and receives interest from the customer at a fixed rate for the same notional amount. Concurrently, the Company enters into an offsetting interest rate swap with a 3rd party financial institution. In the offsetting swap, the Company pays the other financial institution interest at the same fixed rate on the same notional amount as the swap entered into with the customer, and receives interest from the financial institution for the same floating rate on the same notional amount. The changes in the fair value of the swaps offset each other, except for the credit risk of the counterparties, which is determined by taking into consideration the risk rating, probability of default and loss of given default for all counterparties. As of December 31, 2013, the Company had $300,000 in cash pledged for collateral on its interest rate swap with the 3rd party financial institution.

At December 31, 2013, summary information regarding these derivatives is presented below:

	Notional Amount	Maturity	Interest Rate Paid	Interest Rate Received	Fair Value
	(In thousands)
Customer interest rate swap	$11,268	10/17/33	1 Mo Libor + 175bp	Fixed (4.1052%)	$57
3rd party interest rate swap	11,268	10/17/33	Fixed (4.1052%)	1 Mo Libor + 175bp	(57)

Derivative Loan Commitments

Residential real estate loan commitments are referred to as derivative loan commitments if the loan that will result from exercise of the commitment will be held for sale upon funding. The Company enters into commitments to fund residential real estate loans at specified times in the future, with the intention that these loans will subsequently be sold in the secondary market. A residential loan commitment requires the Company to originate a loan at a specific interest rate upon the completion of various underwriting requirements. Outstanding derivative loan commitments expose the Company to the risk that the price of the loans arising from the exercise of the loan commitment might decline from the inception of the rate lock to funding of the loan due to increases in loan interest rates. If interest rates increase, the value of these commitments decreases. Conversely, if interest rates decrease, the value of these loan commitments increase. Derivative loan commitments with a notional amount of $4.8 million and $35.9 million were outstanding at December 31, 2013 and 2012, respectively. The fair value of such commitments was a net asset of $13,000 and $288,000 at December 31, 2013 and 2012, respectively.

Forward Loan Sale Commitments

To protect against the price risk inherent in derivative loan commitments, the Company utilizes both “mandatory delivery” and “best efforts” forward loan sale commitments to mitigate the risk of potential decreases in the values of loans that would result from the exercise of the derivative loan commitments. Under a “mandatory delivery” contract, the Company commits to deliver a certain principal amount of mortgage loans to an investor at a specified price on or before a specified date. If the Company fails to deliver the amount of mortgages necessary to fulfill the commitment by the specified date, it is obligated to pay the investor a “pair-off” fee, based then-current market prices, to compensate the investor for the shortfall. Under a “best efforts” contract, the Company commits to deliver an individual mortgage loan of a specified principal amount and quality to an investor and the investor commits to a price that it will purchase the loan from the Company if the loan to the underlying borrower closes. The Company generally enters into forward sale contracts on the same day it commits to lend funds to a potential borrower. The Company expects that these forward loan sale commitments will experience changes in fair value opposite to the change in fair value of derivative loan commitments. Forward loan sale commitments with a notional amount of $7.0 million and $44.4 million were outstanding at December 31, 2013 and 2012, respectively. The fair value of such commitments was a net asset of $75,000 at December 31,2013 and a net liability of $12,000 at December 31, 2012.

The following table presents the fair values of derivative instruments in the balance sheet.

	Assets		Liabilities
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
	(In thousands)
December 31, 2013
Derivative loan commitments	Other assets	$38	Other liabilities	$25
Forward loan sale commitments	Other assets	82	Other liabilities	7
Loan level interest rate swaps	Other assets	57	Other liabilities	57

Total		$177		$89

December 31, 2012
Derivative loan commitments	Other assets	$288	N/A	$—
Forward loan sale commitments	N/A	—	Other liabilities	12

Total		$288		$12

The following table presents information pertaining to gains (losses) on the Company’s derivative instruments included in the consolidated statement of income.

		Years Ended December 31,
Derivative Instrument	Location of Gain/(Loss)	2013	2012	2011
		(In thousands)
Derivative loan commitments	Mortgage banking gains, net	$(275)	$(248)	$536
Forward loan sale commitments	Mortgage banking gains, net	87	16	(28)

Total		$(188)	$(232)	$508

For the year ended December 31, 2013, the Company recognized net mortgage banking gains of $583,000, consisting of $771,000 in net gains on sale of loans and $188,000 in net derivative mortgage banking losses. For the year ended December 31, 2012, the Company recognized net mortgage banking gains of $2.4 million, consisting of $2.6 million in net gains on sale of loans and $232,000 in net derivative mortgage banking losses. For the year ended December 31, 2011, the Company recognized net mortgage banking gains of $2.1 million, consisting of $1.6 million in net gains on sale of loans and $508,000 in net derivative mortgage banking gains.

Other Commitments

In July 2010, we extended the contract with our core data processing provider through December 2017. This contract extension resulted in an outstanding commitment of $8.9 million as of December 31, 2013, with total annual payments of $2.2 million.

Employment and Change in Control Agreements

The Company has entered into employment agreements with certain senior executives which provide for a minimum annual salary, subject to increase at the discretion of the Board of Directors, and other benefits. The agreements may be terminated for cause by the Company without further liability on the part of the Bank, or by the executives with prior written notice to the Board of Directors. The Company also has change in control agreements with several officers which provide a severance payment in the event employment is terminated in conjunction with a defined change in control.

Legal Claims

Various legal claims may arise from time to time in the normal course of business, but in the opinion of management, these claims are not expected to have a material effect on the Company’s consolidated financial statements.